Insurance Contracts - Weighted Average of Discount Curves (Details)	Dec. 31, 2025	Dec. 31, 2024
1 year | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	3.34%	3.92%
1 year | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.78%	5.32%
1 year | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.55%	5.40%
5 years | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.11%	4.02%
5 years | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.79%	5.45%
5 years | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.59%	5.37%
10 years | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.52%	4.33%
10 years | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.03%	5.57%
10 years | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.36%	5.99%
30 years | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.13%	4.48%
30 years | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	6.09%	5.98%
30 years | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	5.50%	5.76%
Ultimate | Canada
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.95%	4.95%
Ultimate | U.S.
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.95%	4.95%
Ultimate | Asia
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Discount curves	4.95%	4.95%